Derivative Financial Instruments - Details of Interest rate and currency Derivative Financial Instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
CHF
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	$ 1,472
Sensitivity DFIs	(1,318)
Sensitivity Net	154
PEMEX Curves Sensitivity Debt	(5,840)
Euro
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	75,107
Sensitivity DFIs	(59,653)
Sensitivity Net	15,454
PEMEX Curves Sensitivity Debt	(165,822)
Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	4,123
Sensitivity DFIs	(3,845)
Sensitivity Net	278
PEMEX Curves Sensitivity Debt	(11,535)
Japan, yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	5,478
Sensitivity DFIs	(2,202)
Sensitivity Net	3,276
PEMEX Curves Sensitivity Debt	(9,423)
Peso
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	32,446
Sensitivity DFIs	731
Sensitivity Net	33,177
PEMEX Curves Sensitivity Debt	(121,302)
Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	12,935
Sensitivity DFIs	(12,935)
Sensitivity Net	0
PEMEX Curves Sensitivity Debt	(15,376)
Interbank Yield Curves Sensitivity [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(6,206)
Sensitivity DFIs	6,168
Sensitivity Net	(38)
VaR 95% Net	(29)
Interbank Yield Curves Sensitivity [member] | Euro
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(195,594)
Sensitivity DFIs	133,604
Sensitivity Net	(61,990)
VaR 95% Net	(47,729)
Interbank Yield Curves Sensitivity [member] | Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(12,857)
Sensitivity DFIs	12,804
Sensitivity Net	(54)
VaR 95% Net	(53)
Interbank Yield Curves Sensitivity [member] | Japan, yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(11,453)
Sensitivity DFIs	3,123
Sensitivity Net	(8,330)
VaR 95% Net	(6,304)
Interbank Yield Curves Sensitivity [member] | Peso
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(138,257)
Sensitivity DFIs	(18,326)
Sensitivity Net	(156,583)
VaR 95% Net	(247,424)
Interbank Yield Curves Sensitivity [member] | Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(21,795)
Sensitivity DFIs	21,795
Sensitivity Net	0
VaR 95% Net	$ 0